Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Trade receivables	$ 179,199	$ 67,553
Loss allowance	(322)	(341)	$ (807)
Trade receivables net	178,877	67,212
Advances and other receivables	12,089	5,573
Total trade and other current receivables	$ 190,966	$ 72,785